Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Lease [Line Items]
Balance	$ 407	$ 168	$ 168
Additions following the acquisition of POM			16
Additions during the year	4,127		512
Terminations during the year	(239)
Amortization during the year	(281)	(131)	(286)
Effect of changes in exchange rates	(402)		(3)
Balance	$ 3,612	$ 306	$ 407